Dividend and Loan Restrictions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Apr. 02, 2012
Equity [Abstract]
Preferred stock redemption date	Dec. 07, 2011
Percentage of collateralized loans	10.00%
Line of credit		$ 5.0